Share-Based Payment Arrangements - Summary Of Weighted-Average Exercise Prices Of Stock Options (Detail)	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares
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Balance – Beginning of period	423,303	349,657	95,000
Number Of Options Granted	487,775	153,828	323,278
Number Of Options Exercised		(7,639)	(50,838)
Number Of Options Forfeited	(40,088)	(32,777)	(17,783)
Number Of Options Expired	(4,201)	(6,433)
Number Of Options Cancelled		(33,333)
Balance – Ending of period	866,789	423,303	349,657
Exercisable	275,473	161,244	17,014
Balance – Beginning of period | $ / shares	$ 11.01	$ 11.48	$ 11.70
Weighted Average Exercise Granted | $ / shares	7.10	9.99	11.20
Weighted Average Exercise Exercised | $ / shares		10.50	10.62
Weighted Average Exercise Forfeited | $ / shares	9.87	11.52	10.35
Weighted Average Exercise Expired | $ / shares	11.03	$ 10.67
Weighted Average Exercise Price Cancelled		10.50%
Balance – Ending of period | $ / shares	8.81	$ 11.01	11.48
Exercisable | $ / shares	$ 11.10	$ 11.70	$ 12.87